SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments

March 31, 2025 (unaudited)

		Shares	Value
100.18%	COMMON STOCK
9.97%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	132,076	$20,424,233
	Meta Platforms, Inc.	35,461	20,438,302
			40,862,535

9.97%	CONSUMER DISCRETIONARY
	Deckers Outdoor Corp.(A)	184,157	20,590,594
	Lululemon Athletica, Inc. ADR(A)	71,597	20,266,247
			40,856,841

10.01%	CONSUMER STAPLES
	Costco Wholesale Corp.	21,612	20,440,197
	Walmart, Inc.	234,260	20,565,685
			41,005,882

5.01%	FINANCIALS
	MSCI, Inc.	36,264	20,507,292

10.05%	HEALTH CARE
	ICON plc(A)	55,928	20,613,383
	ResMed, Inc.	91,891	20,569,800
			41,183,183

15.02%	INDUSTRIALS
	3M Co.	139,489	20,485,355
	Grainger WW, Inc.	20,761	20,508,339
	Trane Technologies plc ADR	60,998	20,551,446
			61,545,140

35.14%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	65,718	20,506,645
	Apple, Inc.	92,221	20,485,051
	Arista Networks, Inc.(A)	263,758	20,435,970
	F5, Inc.(A)	77,321	20,588,263
	Fair Isaac Corp.(A)	11,174	20,606,644
	Nvidia Corp.	191,913	20,799,531

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments

March 31, 2025 (unaudited)

	INFORMATION TECHNOLOGY Continued	Shares	Value
	Oracle Corp.	146,866	$20,533,335
			143,955,439

5.01%	MATERIALS
	Air Products and Chemicals, Inc.	69,644	20,539,408

100.18%	TOTAL COMMON STOCK		410,455,720

100.18%	TOTAL INVESTMENTS		410,455,720

(0.18%)	Liabilities in excess of other assets		(743,260)
100.00%	NET ASSETS		$409,712,460

(A)	Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$410,455,720			$410,455,720
TOTAL INVESTMENTS	$410,455,720			$410,455,720

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $437,381,584, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation
Gross unrealized depreciation	(26,925,864)
Net unrealized appreciation	$(26,925,864)